Investment in Affiliates (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Unconsolidated joint ventures [Member]	Dec. 31, 2011 Unconsolidated joint ventures [Member]	Dec. 31, 2010 Unconsolidated joint ventures [Member]
Results of operations of Company's unconsolidated joint ventures
Total revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680	$ 2,121	$ 13,389	$ 5,923
Total operating expenses	(33,994)	(35,724)	(34,657)	(32,890)	(34,199)	(24,504)	(24,909)	(26,431)	(137,265)	(110,042)	(94,900)	(458)	(4,330)	(1,547)
Operating income									33,925	23,721	30,780	1,663	9,059	4,376
Depreciation and amortization									(60,738)	(42,043)	(39,421)	(1,087)	(5,725)	(2,695)
Interest expense, net									(41,367)	(33,397)	(32,035)	(955)	(3,450)	(2,160)
Benefit (provision) for income taxes									633	(31)			176	(24)
Net income (loss)									$ 20	$ (124)	$ (95)	$ (379)	$ 60	$ (503)